Investments Held in Trust Account	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Assets Held In Trust [Abstract]
Investments Held in Trust Account

5. Investments Held in Trust Account

Gross proceeds of $450,000,000 and $11,000,000 from the Public Offering and the sale of the Private Placement Warrants, respectively, less underwriting discounts of $9,000,000; and funds of $2,000,000 designated to pay the Company’s accrued formation and offering costs, ongoing administrative and acquisition search costs, plus repay notes payable of $300,000 to the Sponsor at the Close Date were placed in the Trust Account at the Close Date.

On January 2, 2018, all funds held in the Trust Account were invested in Permitted Investments, which are considered Level 1 investments under ASC 820. For the three months ended June 30, 2019 and 2018, the Permitted Investments generated interest income of $2,571,416 and $1,801,259, respectively, all of which was reinvested in Permitted Investments. For the six months ended June 30, 2019 and 2018, the Permitted Investments generated interest income of $5,105,671 and $3,216,244, respectively, all of which was reinvested in Permitted Investments.

On June 28, 2019, the Company made a withdrawal of $750,000 from the Trust Account to pay operating expenses. On August 9, 2018, the Company made a withdrawal of $750,000 from the Trust Account to pay operating expenses.

At June 30, 2019, the balance of funds held in the Trust Account was $461,275,222.

5. Investments Held in Trust Account

Gross proceeds of $450,000,000 and $11,000,000 from the Public Offering and the sale of the Private Placement Warrants, respectively, less underwriting discounts of $9,000,000; and funds of $2,000,000 designated to pay the Company’s accrued formation and offering costs, ongoing administrative and acquisition search costs, plus repay notes payable of $300,000 to the Sponsor at the Close Date were placed in the Trust Account at the Close Date.

On January 2, 2018, all funds held in the Trust Account were invested in Permitted Investments, which are considered Level 1 investments under ASC 820. For the year ended December 31, 2018, the Permitted Investments generated interest income of $7,669,551, all of which was reinvested in Permitted Investments.

On August 9, 2018, the Company made a withdrawal of $750,000 from the Trust Account to pay operating expenses.

At December 31, 2018, the balance of funds held in the Trust Account was $456,919,551.